Employee Benefit Plans (Pension Plans) (Fair Value Tables) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		$ 32,150
Ending Balance, Plan Assets		36,225		$ 32,150
Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		12,864
Ending Balance, Plan Assets		14,553		12,864
Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		4,970
Ending Balance, Plan Assets		4,880		4,970
Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		13,011
Ending Balance, Plan Assets		15,489		13,011
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		1,538		1,492
Defined Benefit Plan, Plan Assets, Business Combination				33
Realized gains (losses)		(2)		9
Unrealized gains (losses) relating to instruments still held in the reporting period		59		40
Purchases, sales and settlements, net		76		(36)
Ending Balance, Plan Assets		1,671		1,538
Global Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		2,921
Ending Balance, Plan Assets		3,593		2,921
Global Equities [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		0		0
Global Equities [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		2,917
Ending Balance, Plan Assets		3,588		2,917
Global Equities [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		4
Ending Balance, Plan Assets		5		4
Global Equities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		0		0
Global Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[1]	404
Ending Balance, Plan Assets	[1]	1,496		404
Global Equity Commingled Funds [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[1]	0
Ending Balance, Plan Assets	[1]	0		0
Global Equity Commingled Funds [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[1]	185
Ending Balance, Plan Assets		0		185	[1]
Global Equity Commingled Funds [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[1]	219
Ending Balance, Plan Assets	[1]	1,496		219
Global Equity Commingled Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[1]	0
Ending Balance, Plan Assets	[1]	0		0
Enhanced Global Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[2]	684
Ending Balance, Plan Assets	[2]	715		684
Enhanced Global Equities [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[2]	0
Ending Balance, Plan Assets		0		0	[2]
Enhanced Global Equities [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[2]	79
Ending Balance, Plan Assets	[2]	322		79
Enhanced Global Equities [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[2]	605
Ending Balance, Plan Assets	[2]	393		605
Enhanced Global Equities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[2]	0
Ending Balance, Plan Assets	[2]	0		0
Global Equity Funds at net asset value [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	6,539
Ending Balance, Plan Assets	[3]	5,332		6,539
Global Equity Funds at net asset value [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	6,539
Ending Balance, Plan Assets	[3]	5,332		6,539
Global Equity Funds at net asset value [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	0
Ending Balance, Plan Assets	[3]	0		0
Global Equity Funds at net asset value [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	0
Ending Balance, Plan Assets	[3]	0		0
Global Equity Funds at net asset value [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	0
Ending Balance, Plan Assets	[3]	0		0
Private Equities
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		1,327
Ending Balance, Plan Assets		1,432	[3],[4]	1,327
Private Equities | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[4]	1,194
Ending Balance, Plan Assets	[3],[4]	1,230		1,194
Private Equities | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[4]	0
Ending Balance, Plan Assets	[3],[4]	0		0
Private Equities | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[4]	0
Ending Balance, Plan Assets	[3],[4]	0		0
Private Equities | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		133	[3],[4]	46
Defined Benefit Plan, Plan Assets, Business Combination				0
Realized gains (losses)		0		0
Unrealized gains (losses) relating to instruments still held in the reporting period		32		0
Purchases, sales and settlements, net		37		87
Ending Balance, Plan Assets		202		133	[3],[4]
Governments [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		1,951
Ending Balance, Plan Assets		1,085		1,951
Governments [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		0		0
Governments [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		1,789
Ending Balance, Plan Assets		969		1,789
Governments [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		162
Ending Balance, Plan Assets		116		162
Governments [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		0		0
Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		11,573
Ending Balance, Plan Assets		13,065		11,573
Corporate Bonds [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		29
Ending Balance, Plan Assets		0		29
Corporate Bonds [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		1		0
Corporate Bonds [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		11,526
Ending Balance, Plan Assets		13,059		11,526
Corporate Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		18		0
Defined Benefit Plan, Plan Assets, Business Combination				33
Realized gains (losses)		0		(1)
Unrealized gains (losses) relating to instruments still held in the reporting period		0		2
Purchases, sales and settlements, net		(13)		(16)
Ending Balance, Plan Assets		5		18
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	2,225
Ending Balance, Plan Assets	[3]	4,755		2,225
Fixed Income Securities [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	2,225
Ending Balance, Plan Assets	[3]	4,755		2,225
Fixed Income Securities [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	0
Ending Balance, Plan Assets	[3]	0		0
Fixed Income Securities [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	0
Ending Balance, Plan Assets	[3]	0		0
Fixed Income Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	0
Ending Balance, Plan Assets	[3]	0		0
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		1,809
Ending Balance, Plan Assets		1,843	[3],[5]	1,809
Real Estate [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[5]	409
Ending Balance, Plan Assets	[3],[5]	366		409
Real Estate [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[5]	0
Ending Balance, Plan Assets		0		0	[3],[5]
Real Estate [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[5]	13
Ending Balance, Plan Assets		13		13	[3],[5]
Real Estate [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		1,387	[3],[5]	1,446
Defined Benefit Plan, Plan Assets, Business Combination				0
Realized gains (losses)		(2)		10
Unrealized gains (losses) relating to instruments still held in the reporting period		27		38
Purchases, sales and settlements, net		52		(107)
Ending Balance, Plan Assets	[3],[5]	1,464		1,387
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[6]	2,630
Ending Balance, Plan Assets	[3],[6]	3,177		2,630
Other [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[6]	2,368
Ending Balance, Plan Assets	[3],[6]	2,834		2,368
Other [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		0		0
Other [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[6]	262
Ending Balance, Plan Assets	[3],[6]	343		262
Other [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[6]	0
Ending Balance, Plan Assets	[3],[6]	0		0
Cash & Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[7]	320
Ending Balance, Plan Assets	[3],[7]	83		320
Cash & Cash Equivalents [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[7]	100
Ending Balance, Plan Assets	[3],[7]	36		100
Cash & Cash Equivalents [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		0		0
Cash & Cash Equivalents [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[7]	220
Ending Balance, Plan Assets	[3],[7]	47		220
Cash & Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[7]	0
Ending Balance, Plan Assets	[3],[7]	0		0
Subtotal [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		32,383
Ending Balance, Plan Assets		36,593		32,383
Other Assets & Liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[8]	(233)
Ending Balance, Plan Assets		(368)		$ (233)	[8]
Structured Products
Defined Benefit Plan Disclosure [Line Items]
Ending Balance, Plan Assets		17
Structured Products | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Ending Balance, Plan Assets		0
Structured Products | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Ending Balance, Plan Assets		0
Structured Products | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Ending Balance, Plan Assets		17
Structured Products | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Ending Balance, Plan Assets		$ 0

[1]	Represents commingled funds that invest primarily in common stocks.
[2]	Represents enhanced equity separate account and commingled fund portfolios. A portion of the portfolio may include long-short market neutral and relative value strategies that invest in publicly traded, equity and fixed income securities, as well as derivatives of equity and fixed income securities and foreign currency.
[3]	In accordance with ASU 2015-07, Fair Value Measurement (Topic 820), certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented for the total pension benefits plan assets.
[4]	Represents limited partner investments with general partners that primarily invest in debt and equity.
[5]	Represents investments in real estate including commingled funds and directly held properties.
[6]	Represents insurance contracts and global balanced risk commingled funds consisting mainly of equity, bonds and some commodities.
[7]	Represents short-term commercial paper, bonds and other cash or cash-like instruments.
[8]	Represents trust receivables and payables that are not leveled.